August 24, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       JNLNY Separate Account I (L Series)
File Nos. 811-08401 and 333-119659

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

Please call me at (517) 367-3872 if you have any questions.

Respectfully,

FRANK J. JULIAN

Frank J. Julian
Associate General Counsel